Financial result	6 Months Ended
Jun. 30, 2018
Financial result
Financial result

8. Financial result

	Three months ended June 30,
	2018	2017
	(€ in thousands)
Interest expense	(549)	(2)
Finance lease obligations	(23)	(8)
Long-term debt	(236)	8
Expense from revaluation of derivative financial instruments	(225)	--
Other	(65)	(2)
Interest income	11	3
Income from bond funds	9	--
Other	2	3
Financial result	(538)	1

	Six months ended June 30,
	2018	2017
	(€ in thousands)
Interest expense	(592)	(49)
Finance lease obligations	(59)	(18)
Long-term debt	(467)	(29)
Other	(66)	(2)
Interest income	732	7
Income from bond funds	14	1
Income from revaluation of derivative financial instruments	716	--
Other	2	6
Financial result	140	(42)